Leases (Details) - Schedule of Future Minimum Lease Payments - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule Of Future Minimum Lease Payments Abstract
2024	$ 990,055	$ 961,218
2025	726,394	990,055
2026		726,394
Total lease payments	2,439,742	2,677,667
Less imputed interest	(278,264)	(333,076)
Total lease liabilities	$ 2,161,478	$ 2,344,591